Consolidated Statements of Changes in Equity - CAD ($)	Share capital [Member]	Shares to be cancelled [Member]	Debenture reserves [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning balance at Apr. 30, 2019	$ 4,614,000	$ 0	$ 0	$ 0	$ (903,989)	$ 3,710,011
Beginning balance (Shares) at Apr. 30, 2019	27,046,111
Convertible debenture - pre-RTO			298,461			298,461
Shares issued pursuant to the reverse acquisition	$ 1,082,802					1,082,802
Shares issued pursuant to the reverse acquisition (Shares)	7,218,678
Shares issued pursuant to the private placement	$ 2,651,605					2,651,605
Shares issued pursuant to the private placement (Shares)	1,964,152
Loss the period					(2,657,957)	(2,657,957)
Ending balance at Dec. 31, 2019	$ 8,348,407	0	298,461	0	(3,561,946)	5,084,922
Ending balance (Shares) at Dec. 31, 2019	36,228,941
Convertible debentures - settlement	$ 3,418,390		(298,461)	70,814		3,190,743
Convertible debentures - settlement (Shares)	2,532,140
Units issued for cash	$ 3,494,400					3,494,400
Units issued for cash (Shares)	3,882,667
Share issue cost	$ (60,100)			38,500		(21,600)
Shares issued for cash - warrants	$ 77,340					77,340
Shares issued for cash - warrants (Shares)	42,967
Shares issued - services	$ 131,791					131,791
Shares issued - services (Shares)	156,894
Shares issued - debt settlement	$ 411,924					411,924
Shares issued - debt settlement (Shares)	490,491
Share-based payment				5,332,500		5,332,500
Loss the period					(7,615,864)	(7,615,864)
Ending balance at Dec. 31, 2020	$ 15,822,152	0	0	5,441,814	(11,177,810)	10,086,156
Ending balance (Shares) at Dec. 31, 2020	43,334,100
Shares issued on acquisition of PerceiveMD	$ 2,010,976					2,010,976
Shares issued on acquisition of PerceiveMD (Shares)	2,513,720
Shares issued on acquisition of Phyto BrandCo	$ 24,000,000	(12,000,000)				12,000,000
Shares issued on acquisition of Phyto BrandCo (Shares)	20,000,000
Shares issued pursuant to the private placement	$ 131,318			3,682		135,000
Shares issued pursuant to the private placement (Shares)	122,727
Share-based payment				890,523		890,523
Loss the period					(2,749,939)	(2,749,939)
Ending balance at Dec. 31, 2021	$ 41,964,446	$ (12,000,000)	$ 0	$ 6,336,019	$ (13,927,749)	$ 22,372,716
Ending balance (Shares) at Dec. 31, 2021	65,970,547					65,970,547